Nature of Business	Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

NOTE 1 - NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Nevada on June 30, 2015, under the name Vigilant Diversified Holdings, Inc. The Company has limited operations and is developing a business plan to consult with companies involved in the cannabis industry in the United States. To date, its business activities have been limited to organizational matters, developing a website and refining its business plan.